Warrant Liability - Additional Information (Details) - $ / shares		6 Months Ended	12 Months Ended
	Nov. 15, 2023	Jun. 30, 2024	Dec. 31, 2023
Disclosure of warrant liability [line items]
Date of acquisition		Nov. 15, 2023	Nov. 15, 2023
Exercise price, warrants	$ 11.5
Number of shares issuable per warrant	1
Warrants and rights outstanding term		5 years	5 years
Warrants expiry date		Nov. 15, 2028	Nov. 15, 2028
Warrants exercise date period	30 days
Redemption of warrants notice period	30 days
Exercise after redemption notice description	If redemption is triggered by the Shares trading between $10.00 and $18.00 per share, warrant holders may elect for a “Make Whole Exercise” in exchange for a pre-determined number of Shares on a cashless basis. The number of Make Whole shares is determined based on:
Class of warrant or right redemption price of warrants or rights	$ 11.5
Public warrants [member] | Shares trade at or above $10.00 but less than $18.00 per share [member]
Disclosure of warrant liability [line items]
Period during which trading share price is measured to determine whether entitys right to redemption is triggered	3 days
Class of warrant or right redemption price of warrants or rights	$ 0.01
Public warrants [member] | Shares trade at or above $10.00 but less than $18.00 per share [member] | Bottom of range [member]
Disclosure of warrant liability [line items]
Trading share price	$ 10
Period for entity to give notice of redemption after end of measurement period	20 days
Public warrants [member] | Shares trade at or above $10.00 but less than $18.00 per share [member] | Top of range [member]
Disclosure of warrant liability [line items]
Trading share price	$ 18
Period for entity to give notice of redemption after end of measurement period	30 days
Public warrants [member] | Shares trade above $18.00 [member]
Disclosure of warrant liability [line items]
Trading share price	$ 18
Period during which trading share price is measured to determine whether entitys right to redemption is triggered	3 days
Class of warrant or right redemption price of warrants or rights	$ 0.1
Public warrants [member] | Shares trade above $18.00 [member] | Bottom of range [member]
Disclosure of warrant liability [line items]
Period for entity to give notice of redemption after end of measurement period	20 days
Public warrants [member] | Shares trade above $18.00 [member] | Top of range [member]
Disclosure of warrant liability [line items]
Period for entity to give notice of redemption after end of measurement period	30 days
Private warrants [member] | Shares trade at or above $10.00 but less than $18.00 per share [member]
Disclosure of warrant liability [line items]
Period during which trading share price is measured to determine whether entitys right to redemption is triggered	3 days
Class of warrant or right redemption price of warrants or rights	$ 0.1
Private warrants [member] | Shares trade at or above $10.00 but less than $18.00 per share [member] | Bottom of range [member]
Disclosure of warrant liability [line items]
Trading share price	$ 10
Period for entity to give notice of redemption after end of measurement period	20 days
Private warrants [member] | Shares trade at or above $10.00 but less than $18.00 per share [member] | Top of range [member]
Disclosure of warrant liability [line items]
Trading share price	$ 18
Period for entity to give notice of redemption after end of measurement period	30 days
Private warrants [member] | Shares trade above $18.00 [member]
Disclosure of warrant liability [line items]
Trading share price	$ 18